Net sales - Disaggregation of Revenue (Details) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr) salesChannel	Jun. 30, 2022 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 444.3	SFr 291.7	SFr 864.5	SFr 527.3
Number of sales channels | salesChannel			2
Originally presented
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		291.7		527.3
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	113.6	88.1	SFr 232.2	166.6
Revenue from contracts with customers, increase (decrease) through reallocation		4.9		8.3
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	296.6	185.6	566.8	326.4
Revenue from contracts with customers, increase (decrease) through reallocation		3.9		6.4
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	34.1	17.9	65.5	34.4
Asia-Pacific | Originally presented
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		17.9		34.4
Europe | Originally presented
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		83.3		158.2
North America | Originally presented
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		181.7		320.1
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, increase (decrease) through reallocation		8.8		14.7
Rest of World | Originally presented
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		8.8		14.6
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	428.2	280.6	828.7	503.1
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	13.4	9.2	30.3	20.6
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2.7	1.8	5.4	3.7
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	280.8	186.0	564.0	338.3
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 163.5	SFr 105.6	SFr 300.5	SFr 189.1